CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (8,121)	$ (31,478)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	6,485	5,060
Operating lease expense	857	225
Income tax expense	2,143	220
Stock-based compensation	4,485	5,536
Interest expense	1,685	4,973
Change in fair value of financial instruments	(44,596)	(32,765)
Loss on extinguishment of debt	0	37,216
Expenses related to Merger	10,937	0
Foreign exchange differences	(2,363)	(840)
Loss on disposal of property and equipment	440	131
Bad debt expense	1,456	0
Changes in operating assets and liabilities:
Accounts receivable	(1,647)	(956)
Prepaid expenses and other current assets	(4,367)	21
Accounts payable	280	1,721
Contract liabilities	1,719	(455)
Accrued expenses and other liabilities	(3,050)	165
Operating lease liabilities	(830)	(252)
Net cash used in operating activities	(34,487)	(11,478)
Cash flows from investing activities:
Acquisitions of property and equipment	(15,735)	(3,621)
Other	53	3
Net cash used in investing activities	(15,682)	(3,618)
Cash flows from financing activities:
Proceeds from issuance of redeemable Series X preferred stock	0	20,332
Repurchase of stock	(8,603)	0
Proceeds from exercise of Public Warrants	5,292	0
Proceeds from sale of common stock	167,504	0
Proceeds from exercise of stock options	21	0
Net cash provided by financing activities	164,214	20,332
Net increase in cash, cash equivalents and restricted cash	114,045	5,236
Effect of foreign exchange rate changes	1,722	840
Cash, cash equivalents and restricted cash - beginning of period	8,533	17,267
Cash, cash equivalents and restricted cash - end of period	$ 124,300	$ 23,343